Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

July 31, 2020

IVFK6-QTLY-0920
1.9883988.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	196,079	$6,849,063
Belgium - 0.9%
UCB SA	52,104	6,680,767
Bermuda - 0.9%
IHS Markit Ltd.	81,200	6,555,276
Brazil - 0.9%
BM&F BOVESPA SA	550,400	6,693,576
Canada - 5.8%
Canadian National Railway Co.	85,439	8,345,843
Canadian Pacific Railway Ltd.	26,776	7,363,825
Constellation Software, Inc.	6,169	7,297,009
Thomson Reuters Corp.	94,700	6,607,684
Waste Connection, Inc. (Canada)	65,000	6,643,398
Wheaton Precious Metals Corp.	133,000	7,225,890

TOTAL CANADA		43,483,649

Cayman Islands - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	89,667	22,508,208
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	48,324	6,775,025
Shenzhou International Group Holdings Ltd.	524,500	6,259,919
TAL Education Group ADR (a)	94,300	7,371,431
Tencent Holdings Ltd.	294,600	20,209,034

TOTAL CAYMAN ISLANDS		63,123,617

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)	27,800	6,688,516
Denmark - 3.3%
DSV A/S	52,900	7,255,058
Novo Nordisk A/S Series B	151,600	9,946,870
ORSTED A/S (b)	55,100	7,853,125

TOTAL DENMARK		25,055,053

Finland - 1.0%
Kone OYJ (B Shares)	95,100	7,532,430
France - 9.9%
Air Liquide SA	56,170	9,238,855
Dassault Systemes SA	39,626	7,192,995
Hermes International SCA	7,764	6,275,713
Kering SA	12,970	7,360,182
L'Oreal SA	26,729	8,970,997
LVMH Moet Hennessy Louis Vuitton SE	23,463	10,202,726
Pernod Ricard SA	43,978	7,563,367
Sanofi SA	95,300	10,006,219
SR Teleperformance SA	24,741	7,207,227

TOTAL FRANCE		74,018,281

Germany - 7.3%
Allianz SE	41,700	8,656,017
Deutsche Borse AG	38,600	7,029,487
Hannover Reuck SE	35,424	5,983,752
RWE AG	179,700	6,769,450
SAP SE	77,800	12,280,988
Symrise AG	53,808	6,721,781
Vonovia SE	112,800	7,331,919

TOTAL GERMANY		54,773,394

Hong Kong - 2.2%
AIA Group Ltd.	1,050,600	9,473,201
Techtronic Industries Co. Ltd.	649,000	6,778,647

TOTAL HONG KONG		16,251,848

India - 2.2%
HDFC Bank Ltd.	433,914	5,985,129
Reliance Industries Ltd.	382,300	10,547,949

TOTAL INDIA		16,533,078

Indonesia - 0.9%
PT Bank Central Asia Tbk	3,304,500	7,078,149
Ireland - 0.9%
Linde PLC	26,800	6,568,948
Italy - 2.0%
Enel SpA	966,300	8,851,815
Recordati SpA	116,400	6,203,009

TOTAL ITALY		15,054,824

Japan - 8.5%
Daikin Industries Ltd.	41,100	7,231,401
Hoya Corp.	74,700	7,353,210
Kao Corp.	91,200	6,616,016
Keyence Corp.	20,164	8,423,335
Nitori Holdings Co. Ltd.	30,650	6,708,805
Olympus Corp.	354,600	6,378,003
Recruit Holdings Co. Ltd.	212,300	6,622,879
Tokyo Electron Ltd.	27,900	7,720,413
Unicharm Corp.	146,300	6,575,933

TOTAL JAPAN		63,629,995

Korea (South) - 2.0%
Samsung Electronics Co. Ltd.	310,200	15,018,965
Netherlands - 4.1%
ASML Holding NV (Netherlands)	31,420	11,170,993
Ferrari NV	37,900	6,756,916
Wolters Kluwer NV	86,500	6,812,544
Yandex NV Series A (a)	109,900	6,323,646

TOTAL NETHERLANDS		31,064,099

Portugal - 0.8%
Energias de Portugal SA	1,256,200	6,340,689
Energias de Portugal SA rights 8/3/20 (a)	448,039	45,494

TOTAL PORTUGAL		6,386,183

Spain - 2.2%
Cellnex Telecom SA (b)(c)	104,366	6,542,757
Cellnex Telecom SA rights 8/7/20 (a)(c)	102,766	429,739
Iberdrola SA	721,299	9,278,223

TOTAL SPAIN		16,250,719

Sweden - 2.8%
Atlas Copco AB (A Shares)	174,000	7,667,232
Hexagon AB (B Shares) (a)	109,959	7,123,296
Swedish Match Co. AB	85,000	6,515,153

TOTAL SWEDEN		21,305,681

Switzerland - 10.3%
Givaudan SA	1,770	7,278,957
Lonza Group AG	12,632	7,899,238
Nestle SA (Reg. S)	155,830	18,531,578
Partners Group Holding AG	7,198	6,935,518
Roche Holding AG (participation certificate)	42,270	14,640,492
Sika AG	35,393	7,759,331
Temenos Group AG	39,271	5,796,933
Zurich Insurance Group Ltd.	22,010	8,139,364

TOTAL SWITZERLAND		76,981,411

Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,334,000	19,369,875
United Kingdom - 6.5%
AstraZeneca PLC (United Kingdom)	99,300	10,970,633
Atlassian Corp. PLC (a)	37,800	6,677,370
Diageo PLC	250,072	9,150,299
London Stock Exchange Group PLC	66,547	7,350,711
Reckitt Benckiser Group PLC	88,778	8,901,737
RELX PLC (London Stock Exchange)	261,592	5,530,146

TOTAL UNITED KINGDOM		48,580,896

United States of America - 11.2%
Adobe, Inc. (a)	14,300	6,353,776
Alphabet, Inc. Class A (a)	4,300	6,398,185
Amazon.com, Inc. (a)	2,020	6,392,654
American Tower Corp.	24,400	6,377,916
Charter Communications, Inc. Class A (a)	11,800	6,844,000
Facebook, Inc. Class A (a)	26,400	6,696,888
MasterCard, Inc. Class A	20,409	6,296,789
MercadoLibre, Inc. (a)	6,000	6,747,720
Microsoft Corp.	30,800	6,314,308
Netflix, Inc. (a)	12,600	6,159,888
NextEra Energy, Inc.	23,330	6,548,731
NICE Systems Ltd. sponsored ADR (a)	33,155	6,804,732
Visa, Inc. Class A	33,081	6,298,622

TOTAL UNITED STATES OF AMERICA		84,234,209

TOTAL COMMON STOCKS
(Cost $594,767,351)		745,762,502

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.14% (d)	1,119,965	1,120,301
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	7,079,285	7,079,993
TOTAL MONEY MARKET FUNDS
(Cost $8,200,182)		8,200,294
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $602,967,533)		753,962,796
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,994,325)
NET ASSETS - 100%		$749,968,471

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,395,882 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,469
Fidelity Securities Lending Cash Central Fund	17,508
Total	$69,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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